EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2011	2012	2013

Numerator for basic and diluted net earnings per share:

Net income	$21,337	$31,757	$18,055

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	41,905,732	43,709,278	44,760,197
Effect of dilutive securities:
Employee stock options	3,870,396	2,879,616	1,956,732

Denominator for diluted net earnings per share	45,776,128	46,588,894	46,716,929

Basic net earnings per share	$0.51	$0.73	$0.40

Diluted net earnings per share	$0.47	$0.68	$0.39